Schedule of property, plant and equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at beginning		R$ 19,716,223	R$ 19,700,944
Effect of foreign exchange differences		(6,463)	287,995
Acquisitions		2,993,272	1,762,281
Capitalized interest (1) (notes 29 and 34)	[1]	87,414	92,506
Write-offs (note 28)		(112,886)	(12,998)
Depreciation (note 27)		(2,112,657)	(2,439,322)
Transfer to intangible assets		(29,840)	(4,633)
Right of use - Remesurement		109,109	60,058
Update of the ARO (Asset retirement obligation)		2,357	269,445
Others		22	(53)
Transfers to fixed assets to investment property without cash effect		(4,066)
Acquisition of Elizabeth		372,123
[custom:AcquisitionOfElizabeth1]		627,145
Increase (decrease) through transfers from (to) investment property, property, plant and equipment		261,504
Balance at end		21,531,134	19,716,223
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Effect of foreign exchange differences		26	4,329
Acquisitions		62,106	49,934
Write-offs (note 28)		(38,017)	(7,318)
Depreciation (note 27)		(68,068)	(62,680)
Right of use - Remesurement		109,109	60,058
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		36,136,110	33,154,403
Balance at end		40,090,936	36,136,110
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(16,419,887)	(13,453,459)
Balance at end		(18,559,802)	(16,419,887)
Land [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		257,686	226,949
Effect of foreign exchange differences		(932)	30,271
Acquisitions			654
Write-offs (note 28)			(188)
Depreciation (note 27)			(458)
Transfers to other asset categories		(3,683)	458
Transfers to fixed assets to investment property without cash effect		(4,065)
Acquisition of Elizabeth		100,489
Balance at end		349,495	257,686
Land [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		257,686	226,949
Balance at end		349,495	257,686
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		2,677,565	3,062,238
Effect of foreign exchange differences		(6,402)	57,838
Acquisitions		22,441	865
Write-offs (note 28)		(5,051)
Depreciation (note 27)		(163,911)	(780,395)
Transfers to other asset categories		265,307	67,574
Update of the ARO (Asset retirement obligation)		2,357	269,445
Transfers to fixed assets to investment property without cash effect		(1)
Acquisition of Elizabeth		227,629
Balance at end		3,019,934	2,677,565
Buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		4,752,412	4,250,471
Balance at end		5,358,388	4,752,412
Buildings [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(2,074,847)	(1,188,233)
Balance at end		(2,338,454)	(2,074,847)
Machinery [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		12,457,383	12,603,619
Effect of foreign exchange differences		(2,627)	186,591
Acquisitions		367,050	122,744
Write-offs (note 28)		(62,606)	(3,073)
Depreciation (note 27)		(1,845,757)	(1,564,525)
Transfers to other asset categories		2,347,346	1,112,024
Others		19	3
Acquisition of Elizabeth		278,576
Transfers to inventory		261,504
Balance at end		13,800,888	12,457,383
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		26,213,225	24,372,514
Balance at end		29,348,048	26,213,225
Machinery [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(13,755,842)	(11,768,895)
Balance at end		(15,547,160)	(13,755,842)
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		26,297	28,455
Effect of foreign exchange differences		1,418	2,416
Acquisitions		6,756	874
Write-offs (note 28)		(194)	(33)
Depreciation (note 27)		(7,043)	(6,747)
Transfers to other asset categories		925	1,338
Others			(6)
Acquisition of Elizabeth		878
Balance at end		29,037	26,297
Fixtures and fittings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		182,974	170,229
Balance at end		190,847	182,974
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(156,677)	(141,774)
Balance at end		(161,810)	(156,677)
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		3,680,322	3,217,052
Effect of foreign exchange differences		2,076	4,727
Acquisitions		2,527,722	1,583,054
Capitalized interest (1) (notes 29 and 34)	[1]	87,414	92,506
Write-offs (note 28)		(5,468)	(9)
Transfers to other asset categories		(2,634,947)	(1,212,373)
Transfer to intangible assets		(29,840)	(4,633)
Others		3	(2)
Acquisition of Elizabeth		16,400
Balance at end		3,643,682	3,680,322
Construction in progress [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		3,680,322	3,217,052
Balance at end		3,643,682	3,680,322
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		516,668	472,345
Balance at end		581,824	516,668
Right-of-use assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		634,786	531,044
Balance at end		754,606	634,786
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(118,118)	(58,699)
Balance at end		(172,782)	(118,118)
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	[2]	100,302	90,286
Effect of foreign exchange differences	[2]	(22)	1,823
Acquisitions	[2]	7,197	4,156
Write-offs (note 28)	[2]	(1,550)	(2,377)
Depreciation (note 27)	[2]	(27,878)	(24,517)
Transfers to other asset categories	[2]	25,052	30,979
Others	[2]		(48)
Acquisition of Elizabeth	[2]	3,173
Balance at end	[2]	106,274	100,302
Other property, plant and equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	[2]	414,705	386,144
Balance at end	[2]	445,870	414,705
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	[2]	(314,403)	(295,858)
Balance at end	[2]	R$ (339,596)	R$ (314,403)

[1]	The cost of capitalized interest is calculated, basically, for the projects in the Steel and Mining which refer, substantially, to:
[2]	Refer substantially to assets for railway use, such as yards, rails, mines, and sleepers.